FAIR VALUE MEASUREMENTS	12 Months Ended
May 31, 2012
FAIR VALUE MEASUREMENTS

NOTE D — FAIR VALUE MEASUREMENTS

Financial instruments recorded on the balance sheet include cash and cash equivalents, trade accounts receivable, marketable securities, notes and accounts payable, and debt.

An allowance for anticipated uncollectible trade receivable amounts is established using a combination of specifically identified accounts to be reserved, and a reserve covering trends in collectibility. These estimates are based on an analysis of trends in collectibility, past experience, and individual account balances identified as doubtful based on specific facts and conditions. Receivable losses are charged against the allowance when we confirm uncollectibility.

All derivative instruments are recognized on our Consolidated Balance Sheet and measured at fair value. Changes in the fair values of derivative instruments that do not qualify as hedges and/or any ineffective portion of hedges are recognized as a gain or (loss) in our Consolidated Statement of Income in the current period. Changes in the fair value of derivative instruments used effectively as cash flow hedges are recognized in other comprehensive income (loss), along with the change in the value of the hedged item. We do not hold or issue derivative instruments for speculative purposes.

The valuation techniques utilized for establishing the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value, as follows:

Level 1 Inputs — Quoted prices for identical instruments in active markets.

Level 2 Inputs — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs — Instruments with primarily unobservable value drivers.

The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$19,865	$—	$19,865
Foreign bonds		39		39
Mortgage-backed securities		344		344
Corporate bonds		2,649		2,649
Stocks — foreign	1,095			1,095
Stocks — domestic	26,110			26,110
Mutual funds — foreign		17,074		17,074
Mutual funds — domestic		39,283		39,283
Foreign currency forward contract		(1,356)		(1,356)
Cross-currency swap		(2,159)		(2,159)
Investment in Kemrock convertible debt		22,701		22,701

Total	$27,205	$98,440	$—	$125,645

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2011
U.S. Treasury and other government	$—	$26,480	$—	$26,480
Mortgage-backed securities		532		532
Corporate bonds		3,029		3,029
Stocks — foreign	37,549			37,549
Stocks — domestic	31,849			31,849
Mutual funds — foreign		18,413		18,413
Mutual funds — domestic		31,791		31,791
Foreign currency forward contract		6,157		6,157
Cross-currency swap		(20,519)		(20,519)

Total	$69,398	$65,883	$—	$135,281

Our marketable securities are composed of mainly available-for-sale securities, and are valued using a market approach based on quoted market prices for identical instruments. The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For most of our financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment.

Our cross-currency swap is a liability that has a fair value of $2.2 million at May 31, 2012, that was originally designed to fix our interest and principal payments in euros for the life of our unsecured 6.70% senior notes due November 1, 2015, which resulted in an effective euro fixed-rate borrowing of 5.31%. The basis for determining the rates for this swap included three legs at the inception of the agreement: the U.S. dollar (USD) fixed rate to a USD floating rate; the euro floating to euro fixed rate; and the dollar to euro basis fixed rate at inception. Therefore, we essentially exchanged fixed payments denominated in USD for fixed payments denominated in euros, paying fixed euros at 5.31% and receiving fixed USD at 6.70%. The ultimate payments are based on the notional principal amounts of 150 million USD and approximately 125 million euros. There will be an exchange of the notional amounts at maturity. The rates included in this swap are based upon observable market data, but are not quoted market prices, and therefore, the cross-currency swap is considered a Level 2 liability on the fair value hierarchy. Additionally, this cross-currency swap has been designated as a hedging instrument, and is classified as other long-term liabilities in our Consolidated Balance Sheets.

We had a foreign currency forward contract with a fair value of $6.2 million at May 31, 2011, which matured on November 23, 2011. At May 31, 2012, we have a foreign currency forward contract with a fair value of approximately $1.4 million, which is classified as other accrued liabilities in our Consolidated Balance Sheets. Our foreign currency forward contract, which has not been designated as a hedge, was designed to reduce our exposure to the changes in the cash flows of intercompany foreign-currency-denominated loans related to changes in foreign currency exchange rates by fixing the functional currency cash flows. The foreign exchange rates included in the forward contract are based upon observable market data, but are not quoted market prices, and therefore, the forward currency forward contract is considered a Level 2 liability on the fair value hierarchy.

The carrying value of our current financial instruments, which include cash and cash equivalents, marketable securities, trade accounts receivable, accounts payable and short-term debt approximates fair value because of the short-term maturity of these financial instruments. At May 31, 2012 and May 31, 2011, the fair value of our long-term debt was estimated using active market quotes, based on our current incremental borrowing rates for similar types of borrowing arrangements, which are considered to be Level 2 inputs. Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2012 and May 31, 2011 are as follows:

	At May 31, 2012
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$315,968	$315,968
Marketable equity securities	83,562	83,562
Marketable debt securities	45,598	45,598
Long-term debt, including current portion	1,115,536	1,232,180

	At May 31, 2011
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$435,011	$435,011
Marketable equity securities	119,602	119,602
Marketable debt securities	30,041	30,041
Long-term debt, including current portion	1,108,853	1,203,016